CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2022
Profit or loss [abstract]
Revenue from contracts with customers	£ 740,756	£ 794,733		£ 654,757
Cost of sales
Direct cost of sales	(532,860)	(505,679)		(414,411)
Allocated cost of sales	(28,188)	(24,977)		(22,415)
Total cost of sales	(561,048)	(530,656)		(436,826)
Gross profit	179,708	264,077		217,931
Selling, general and administrative expenses	(159,568)	(151,232)		(122,547)
Operating profit	20,140	112,845		95,384
Finance expense	(10,032)	(14,826)		(3,142)
Finance income	16,872	16,144		10,137
Net finance income	6,840	1,318		6,995
Profit before tax	26,980	114,163		102,379
Tax on profit on ordinary activities	(9,858)	(20,000)	[1]	(19,286)	[1]
Profit for the year and profit attributable to the equity holders of the Company	17,122	94,163	[1]	83,093	[1]
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations and net investment hedge impact	(3,041)	(9,999)		6,580
Total comprehensive income for the year attributable to the equity holders of the Company	£ 14,081	£ 84,164		£ 89,673
Earnings per share (EPS):
Basic EPS (in gbp per share)	£ 0.29	£ 1.64		£ 1.48
Diluted EPS (in gbp per share)	£ 0.29	£ 1.62		£ 1.43
Weighted average number of shares outstanding - basic (in shares)	58,318,968	57,314,839		56,272,036
Weighted average number of shares outstanding - diluted (in shares)	58,749,497	58,082,388		58,018,200

[1]	(1)The presentation of the Consolidated Statement of Cash Flows has been changed to separately present the repayment of lease interest from the total repayments of lease liabilities